Derivatives, Derivatives in Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Unrealized gains (losses) (pre tax) recognized in OCI	$ 177	$ 1,549	$ 952
Gains (pre tax) reclassified from cumulative OCI into net income	1,029	1,089	545
Gains (losses) (pre tax) recognized in noninterest income for hedge ineffectiveness.	(1)	1	2
Derivatives (Textual) [Abstract]
Deferred net gains on derivatives in other comprehensive income	$ 644
Maximum length of time hedged in cash flow hedge	6 years
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	$ 0	$ 0	$ 0